UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 13F

Form 13F Cover Page

Report for the Calendar year or Quarter Ended: 09/30/2011

Check here if Amendment [ ]: Amendment Number: _____
This Amendment (Check only one): [ ] is a restatement
						   [ ] adds new holdings entries

Institutional Investment Manager Filing this report:

Name: Summit Global Management, Inc.

Address:9191 Towne Centre Drive
Suite 210
San Diego, CA 92122

Form 13F File number 28-______

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Paul Ang
858-546-1777 ext 14

Signature, Place, and Date of Signing:

____________________________  _____________________  ___________
(Signature)                   (City, State)			(Date)

Report Type (check only one):
[X] 13F Holdings Report (if all holdings of this reporting manager are reported)
[ ] 13F Notice (if no holdings reported are in this report-all holdings reported by another manager)
[ ] 13F Combination Report (if a portion of the holdings for this reporting manager are reported and a portion are reported by another manager)


FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers: _____________________

Form 13F Information Table Entry Total: ______22________

Form 13F Information Table Value Total: __$96482_____________
								(Thousands)

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
American Water Works		COM		030420103    14358 475743.000 SH     Sole	        475743.000
CIA Saneamento Basico(SBS)      COM		20441A102    10355 223405.000 SH     Sole               223405.000
ITT Industries, Inc.)ITT)       COM   		450911102     8900 211915.000 SH     Sole               211915.000
Mueller Industries, Inc(MLI)	COM		624756102     7990 207047.000 SH     Sole		207047.000
California Water Service Group  COM		130788102     7474 422030.000 SH     Sole               422030.000
Northwest Pipe Company(NWPX)    COM             667746101     6231 307078.000 SH     Sole               307078.000
Connecticut Water Service, Inc  COM		207797101     5962 238296.000 SH     Sole		238296.000
SJW Corp. (SJW)                 COM             784305104     5701 261874.000 SH     Sole               261874.000
Aqua America Inc.(WTR)          COM		03836W103     5458 253015.000 SH     Sole               253015.000
Consolidated Water Company(CWCO)COM             G23773107     4745 602188.000 SH     Sole               602188.000
Flowserve Corp(FLS)             COM             34354P105     4211  56900.000 SH     Sole	         56900.000
Layne Christensen Co(LAYN)      COM             521050104     3294 142601.000 SH     Sole               142601.000
Itron Inc(ITRI)                 COM             465741106     2961 100360.000 SH     Sole               100360.000
Artesian Resources Corp.(ARTNA) COM		043113208     2713 154957.000 SH     Sole               154957.000
Insituorm Tech Inc(INSU)        COM             457667103     2228 192380.000 SH     Sole               192380.000
Veolia Environment ADR(VE)      COM		92334N103     1281  88010.000 SH     Sole                88010.000
Suez Environment SDR(SZEVY)     COM             864691100      680  97160.000 SH     Sole                97160.000
American States Water Co(AWR)   COM             029899101      564  16620.000 SH     Sole                16620.000
Powershares Global Water Port   COM             73936T623      454  29045.000 SH     Sole                29045.000
Pennichuck Corp (PNNW)          COM             708254206      352  12573.000 SH     Sole                12573.000
Kubota Corp ADR(KUB)            COM             501173207      327   8190.000 SH     Sole                 8190.000
Eastern American Natural Gas    COM             276217106      244  10650.000 SH     Sole                10650.000